Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2016
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

Note 5 – Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2016	2015
Vendor prepayments	$601	$51
Other prepaid expenses	439	438
Total prepaid expenses and other current assets	$1,040	$489